4. ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	50 years
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	35 years
High voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	40 - 45 years
Medium voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	35 - 45 years
Low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	30 - 40 years
Transformer centrals
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	25 - 35 years
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	25 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	5 years
Furniture and fixtures and software equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	5- 20 years
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	3 years
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	10 years
Gas Plant and Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	20 years